SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-	SUBSEQUENT EVENTS

On March 22, 2016, the Company completed the acquisition of Nexidia Inc., a leading provider of advanced customer analytics. The Company acquired Nexidia for total consideration of approximately $135.0 million in cash. The acquisition will allow the Company to offer a combined offering, featuring analytics capabilities with accuracy, scalability and performance, enabling organizations to expand their analytics usage in critical business use cases.

On March 11, 2016, NICE completed the acquisition of Voiceprint International, Inc., a provider of workforce optimization software and services for enterprises, contact centers, first responders and trading floors.

In accordance with the adoption of a dividend policy announced on February 13, 2013, as described on Note 13e, the Company announced on February 24, 2016 a declaration of a cash dividend of $0.16 per share for the fourth quarter of 2015 that was paid on March 9, 2016.